UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dialectic Capital Management, LLC

Address:  875 Third Avenue, 15th Floor
          New York, New York 10022

13F File Number: 028-12674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Fichthorn
Title:  Managing Member
Phone:  212-230-3220


Signature, Place and Date of Signing:

/s/John Fichthorn              New York, New York           September 21, 2010
----------------------     ---------------------------      --------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $62,520
                                         (thousands)


List of Other Included Managers:

13 F file Number                           Name

1.       028-13402                         Dialectic Antithesis Offshore, Ltd.

2.       028-13802                         Dialectic Antithesis Partners, LP

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                                   FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                               VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 ---------------    ------      --------  -------  --- ----  ----------  --------  ----   ------  ----
ALCATEL-LUCENT                   SPONSORED ADR    013904305     178      70,263  SH        SHARED      1          70,263
ALCATEL-LUCENT                   SPONSORED ADR    013904305     195      76,701  SH        SHARED      2          76,701
ALCATEL-LUCENT                   SPONSORED ADR    013904305     603     237,500  SH        SOLE                  237,500
APPLE INC                             COM         037833100     578       2,300  SH        SOLE                    2,300
ASCENT MEDIA CORP                  COM SER A      043632108   1,140      45,145  SH        SHARED      1          45,145
ASCENT MEDIA CORP                  COM SER A      043632108   1,310      51,878  SH        SHARED      2          51,878
ASCENT MEDIA CORP                  COM SER A      043632108   2,033      80,485  SH        SOLE                   80,485
AXT INC                               COM         00246W103     225      50,000  SH        SOLE                   50,000
CHINA GREEN AGRICULTURE INC           COM         16943W105     139      15,429  SH        SOLE                   15,429
CHINA GREEN AGRICULTURE INC           COM         16943W105   1,024       1,140  SH   PUT  SHARED      1           1,140
CHINA GREEN AGRICULTURE INC           COM         16943W105   1,116       1,243  SH   PUT  SHARED      2           1,243
CHINA GREEN AGRICULTURE INC           COM         16943W105   1,120       1,247  SH   PUT  SOLE                    1,247
CONVERTED ORGANICS INC          *W EXP 12/31/201  21254S131      22     167,992  SH  CALL  SHARED      1         167,992
CONVERTED ORGANICS INC          *W EXP 12/31/201  21254S131      20     154,223  SH  CALL  SHARED      2         154,223
CONVERTED ORGANICS INC          *W EXP 12/31/201  21254S131      47     361,699  SH  CALL  SOLE                  361,699
EAGLE BULK SHIPPING INC               COM         Y2187A101     605     143,432  SH        SHARED      1         143,432
EAGLE BULK SHIPPING INC               COM         Y2187A101     661     156,568  SH        SHARED      2         156,568
EAGLE BULK SHIPPING INC               COM         Y2187A101     422     100,000  SH        SOLE                  100,000
ELECTRONIC ARTS INC                   COM         285512109     823      57,099  SH        SOLE                   57,099
FIRST CALIFORNIA FINANCIAL G        COM NEW       319395109     190      70,437  SH        SOLE                   70,437
GAMESTOP CORP NEW                     CL A        36467W109   1,097      58,416  SH        SOLE                   58,416
GOOGLE INC                            CL A        38259P508   1,335       3,000  SH        SOLE                    3,000
IMMERSION CORP                        COM         452521107   3,280     648,178  SH        SHARED      1         648,178
IMMERSION CORP                        COM         452521107   3,803     751,614  SH        SHARED      2         751,614
IMMERSION CORP                        COM         452521107   3,289     650,000  SH        SOLE                  650,000
LEAP WIRELESS INTL INC              COM NEW       521863308     602      46,346  SH        SHARED      1          46,346
LEAP WIRELESS INTL INC              COM NEW       521863308     737      56,787  SH        SHARED      2          56,787
LEAP WIRELESS INTL INC              COM NEW       521863308     340      26,221  SH        SOLE                   26,221
M & T BK CORP                         COM         55261F104   1,359         160  SH  CALL  SHARED      1             160
M & T BK CORP                         COM         55261F104   1,563         184  SH  CALL  SHARED      2             184
M & T BK CORP                         COM         55261F104     697          82  SH  CALL  SOLE                       82
MOLSON COORS BREWING CO               CL B        60871R209     916      21,619  SH        SOLE                   21,619
POWERSHS DB MULTI SECT COMM      DB AGRICULT FD   73936B408     591      24,619  SH        SHARED      1          24,619
POWERSHS DB MULTI SECT COMM      DB AGRICULT FD   73936B408     704      29,366  SH        SHARED      2          29,366
POWERSHS DB MULTI SECT COMM      DB AGRICULT FD   73936B408     576      24,001  SH        SOLE                   24,001
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297   4,997     140,833  SH        SHARED      1         140,833
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297   6,006     169,289  SH        SHARED      2         169,289
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297   1,002      28,240  SH        SOLE                   28,240
REYNOLDS AMERICAN INC                 COM         761713106   2,362      45,310  SH        SHARED      1          45,310
REYNOLDS AMERICAN INC                 COM         761713106   2,578      49,459  SH        SHARED      2          49,459
REYNOLDS AMERICAN INC                 COM         761713106   1,383      26,535  SH        SOLE                   26,535
SRS LABS INC                          COM         78464M106   3,405     372,156  SH        SHARED      1         372,156
SRS LABS INC                          COM         78464M106   3,080     336,611  SH        SHARED      2         336,611
SRS LABS INC                          COM         78464M106   1,561     170,659  SH        SOLE                  170,659
STARBUCKS CORP                        COM         855244109     667      27,453  SH        SOLE                   27,453
TWO HBRS INVT CORP                    COM         90187B101     643      77,922  SH        SOLE                   77,922
VALUECLICK INC                        COM         92046N102   1,496     140,000  SH        SOLE                  140,000

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